Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 SFr / shares
Ordinary cash dividends paid, ordinary shares per share | (per share)	$ 0.55	$ 0.50	SFr 0.37
Maximum percentage of dividends that may be paid from capital contribution reserves	50.00%
Own shares purchased and cancelled as part of 2018-2021 share repurchase program | shares	62,548,000
Minimum percentage of the total capital reduction amount exceeding the nominal value by which captal contribution reserves are reduced upon cancellation of the shares	50.00%
New consolidations / (deconsolidations) and other increases / (decreases)	$ 224	$ (3)
Share premium
Increase (decrease) related to the issuance of high-trigger loss-absorbing additional tier 1 capital with an equity conversion feature	45
New consolidations / (deconsolidations) and other increases / (decreases)	53	4
Retained earnings
New consolidations / (deconsolidations) and other increases / (decreases)		3
Other comprehensive income recognized directly in equity, net of tax
New consolidations / (deconsolidations) and other increases / (decreases)		(3)
of which: financial assets at fair value through other comprehensive income
New consolidations / (deconsolidations) and other increases / (decreases)		(3)
Total equity attributable to shareholders
New consolidations / (deconsolidations) and other increases / (decreases)	53	4
Non-controlling interests
New consolidations / (deconsolidations) and other increases / (decreases)	$ 172	$ (7)